BANK BORROWINGS (Tables)	6 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of June 30,	As of December 31,
	repayments	interest rate	2024	2024
			S$	S$
Term loans	Within 5 years	2.5-3.25%	943,784	634,773
Trust receipts	Within 150 days	6.2%	135,815	-
			1,079,599	634,773

Representing: -
Within 12 months			756,182	573,161
Over 1 year			323,417	61,612
			1,079,599	634,773